Debt - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended										3 Months Ended
	Mar. 31, 2014 Leverage	Mar. 31, 2013	Dec. 31, 2013	Jan. 26, 2011	Jan. 26, 2011 Senior Secured Credit Facilities [Member]	Jan. 26, 2011 Senior Secured Term Loan Facility [Member]	Mar. 31, 2014 Senior Secured Revolving Credit Facility [Member]	Dec. 31, 2013 Senior Secured Revolving Credit Facility [Member]	Jan. 26, 2011 Senior Secured Revolving Credit Facility [Member]	Jan. 26, 2011 Senior Notes [Member]	Mar. 31, 2014 Economic Development Loan [Member]	Sep. 17, 2012 Economic Development Loan [Member]
Debt Instrument [Line Items]
Senior secured credit facilities					$ 375.0	$ 300.0			$ 75.0
Letters of credit outstanding amount							7.3	7.3
Availability of senior secured revolving facility							67.7	67.7
Borrowings outstanding under credit facilities							0	0
Percentage Excess Cash Flow, mandatory prepayments	50.00%
Step Down Percentage of excess cash flow, mandatory prepayments of debt	25.00%
Minimum leverage ratio	2.0
Maximum leverage ratio	2.0
Aggregate principal amount of Senior Notes	400.0		400.0	400.0
Interest percentage										8.625%	2.00%
Loan amount	690.9											0.5
Maturity period of loan											5 years
Annual principal payments											0.1
Capitalized interest	0.1	0.3
Intercompany loan, amount			$ 100